Debt and Lease Arrangements - Schedule of Borrowing Facilities and Amounts Undrawn (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CP programmes
Borrowing Facilities [Line Items]
Facility	$ 20,000	$ 20,000
Amount undrawn	16,610	20,000
Committed credit facilities
Borrowing Facilities [Line Items]
Facility	10,000	8,840
Amount undrawn	$ 10,000	$ 8,840